BUSINESS OVERVIEW AND BASIS OF PRESENTATION	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

NOTE－1 BUSINESS OVERVIEW AND BASIS OF PRESENTATION

ROMA Green Finance Limited (“ROMA”) is incorporated under the laws of Cayman Islands with limited liability on April 11, 2022. ROMA, through its subsidiaries (collectively referred to as the “Company”) are mainly engaged in the provision of environmental, social and governance (“ESG”), corporate governance and risk management as well as sustainability and climate change related advisory services.

Description of subsidiaries incorporated and controlled by the Company:

Name	Background		Effective ownership

Lucky Time Ventures Limited	●	British Virgin Islands company	100% owned by
(“LTV”)	●	Incorporated on February 8, 2022	ROMA
	●	Issued and outstanding 100 ordinary shares for USD 100
	●	Investment holding

Roma Risk Advisory Limited	●	Hong Kong company	100% owned by
(“RRA”)	●	Incorporated on August 2, 2018	LTV
	●	Issued and outstanding 1 ordinary share for HKD1
	●	Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services

Roma Advisory Pte. Ltd.	●	Singaporean company	100% owned by
(“Roma (S)”)	●	Incorporated on January 3, 2022	RRA
	●	Issued and outstanding 100 ordinary shares for SGD100
	●	Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services

The Company and its subsidiaries are hereinafter referred to as (the “Company”).

Reorganization

Since 2022, the Company completed several transactions for the purposes of a group reorganization.

Prior to a group reorganization, LTV was the holding company of a group of companies comprised of RRA and Roma (S). LTV was held as to 100% by Mr. Cheng King Yip (“Mr. Cheng”). Upon completion of the reorganization, Mr. Cheng, former owner ultimately owned 6,562,500 shares of the Company and LTV, RRA and Roma (S) have become wholly owned subsidiaries of ROMA, directly or indirectly.

During the years presented in these consolidated financial statements, the control of these entities has been demonstrated by Mr. Cheng, as a former owner, as if the reorganization had taken place at the beginning of the earlier date presented. Accordingly, the combination has been treated as a corporate restructuring (“Reorganization”) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The combination of ROMA and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2022, 2023 AND 2024

The registration statement for the Company’s Initial Public Offering (the “IPO”) was declared effective by the SEC on December 29, 2023. On January 11, 2024, the Company consummated the IPO of 2,449,943 ordinary shares at a price to the public of US$4.00 per share. The aggregate gross proceeds from the Offering amounted to USD9,799,772, prior to deducting underwriting discounts, commissions and offering-related expenses. Additionally, in connection with the IPO, a selling shareholder sold 625,517 ordinary shares at US$4.00 per share, for total gross proceeds of USD2,502,068, before deducting underwriting discounts, commissions and other related expenses. The Company will not receive any of the proceeds from the sale by the selling shareholder.